Summary Of Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Airport operating and gate lease rights, amortized life (in years)	25 years
Airport operating and gate lease rights, residual value	$ 0
Unrecognized revenue	4,524,000,000	4,223,000,000		5,180,000,000
Advertising expense	153,000,000	186,000,000	165,000,000
Aadvantage Miles [Member]
Property, Plant and Equipment [Line Items]
Deferred amortization period of revenue for air transportation sold at fair value (in months)	28
Unrecognized revenue	$ 1,700,000,000	$ 1,600,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value percentage of equipment and properties	10.00%
Maximum [Member] | Aircraft [Member]
Property, Plant and Equipment [Line Items]
Amortized period of equipment and property under capital leases, in years	25
Maximum [Member] | Other Leased Equipment And Property [Member]
Property, Plant and Equipment [Line Items]
Amortized period of equipment and property under capital leases, in years	40
Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value percentage of equipment and properties	5.00%
Minimum [Member] | Aircraft [Member]
Property, Plant and Equipment [Line Items]
Amortized period of equipment and property under capital leases, in years	6
Minimum [Member] | Other Leased Equipment And Property [Member]
Property, Plant and Equipment [Line Items]
Amortized period of equipment and property under capital leases, in years	7